ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES

24.	ACCRUED EXPENSES

(in thousands of $)	2012	2011
Vessel operating and drydocking expenses	8,248	8,298
Administrative expenses	8,070	6,555
Interest expense	3,094	7,045
Provision for taxes	1,001	8,744
	20,413	30,642

Vessel operating and drydocking expense related accruals are composed of vessel operating expenses including direct vessel operating costs associated with operating a vessel, such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils, insurances and management fees for the provision of commercial and technical management services.

Administrative expense related accruals are composed of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other general expenses.

In 2011, included within the provision for taxes was an amount of $6 million which related to tax arising on the termination of the leases relating to five vessels which crystallized in 2011 in connection with an intra-group transfer of the related long-term assets (see note 29). The full amount was settled in 2012.